Loans (Allowance for Loan Losses by Portfolio Segment) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 3,741,271	$ 2,468,476	$ 2,481,716	$ 1,983,751
Provision for loan losses	305,133	1,800,000	1,082,000	900,000
Provision for loan losses for loans acquired with deteriorated credit quality	819,867	47,635
Recoveries	154,083	235,058	4,577
Total allowance increase	5,020,354	4,503,534	3,568,293	2,883,751
Loans charged off	(526,606)	(762,263)	(1,099,817)	(402,035)
Ending Balance	4,493,748	3,741,271	2,468,476	2,481,716
Allowance allocated to loans individually evaluated for impairment with specific allocation		381,771	450,000	750,000
Allowance allocated to loans collectively evaluated for impairment		3,359,500	2,018,476	1,731,716
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,123,068	1,748,122	1,845,126	1,348,850
Provision for loan losses	681,096	967,036	857,818	841,101
Provision for loan losses for loans acquired with deteriorated credit quality	599,624
Recoveries	63,557	13,701	3,650
Total allowance increase	3,467,345	2,728,859	2,706,594	2,189,951
Loans charged off	(348,150)	(605,791)	(958,472)	(344,825)
Ending Balance	3,119,195	2,123,068	1,748,122	1,845,126
Allowance allocated to loans individually evaluated for impairment with specific allocation		175,117	450,000	750,000
Allowance allocated to loans collectively evaluated for impairment		1,947,951	1,298,122	1,095,126
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	922,310	417,198	544,854	526,600
Provision for loan losses	(122,412)	384,642	9,495	18,254
Provision for loan losses for loans acquired with deteriorated credit quality	220,243	47,635
Recoveries	20,258	154,523
Total allowance increase	1,040,399	956,363	554,349	544,854
Loans charged off	(87,691)	(34,053)	(137,151)
Ending Balance	952,708	922,310	417,198	544,854
Allowance allocated to loans individually evaluated for impairment with specific allocation		136,654
Allowance allocated to loans collectively evaluated for impairment		785,656	417,198	544,854
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	565,240	294,723	81,417	94,910
Provision for loan losses	(281,440)	317,778	213,306	36,507
Total allowance increase	283,800	612,501	294,723	131,417
Loans charged off		(47,261)		(50,000)
Ending Balance	283,800	565,240	294,723	81,417
Allowance allocated to loans individually evaluated for impairment with specific allocation		70,000
Allowance allocated to loans collectively evaluated for impairment		495,240	294,723	81,417
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	130,653	8,433	10,319	13,391
Provision for loan losses	27,889	130,544	1,381	4,138
Recoveries	70,268	66,834	927
Total allowance increase	228,810	205,811	12,627	17,529
Loans charged off	(90,765)	(75,158)	(4,194)	(7,210)
Ending Balance	138,045	130,653	8,433	10,319
Allowance allocated to loans collectively evaluated for impairment		130,653	8,433	10,319
Legacy [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	3,673,881	3,693,636
Allowance allocated to loans individually evaluated for impairment with specific allocation	309,967	334,136
Allowance allocated to loans collectively evaluated for impairment	3,363,914	3,359,500
Legacy [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation	309,967	175,117
Allowance allocated to loans collectively evaluated for impairment	2,209,604	1,947,951
Legacy [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation		89,019
Allowance allocated to loans collectively evaluated for impairment	732,465	785,656
Legacy [Member] | Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation		70,000
Allowance allocated to loans collectively evaluated for impairment	283,800	495,240
Legacy [Member] | Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans collectively evaluated for impairment	138,045	130,653
Acquired [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	819,867	47,635
Allowance allocated to loans individually evaluated for impairment with specific allocation	819,867	47,635
Acquired [Member] | Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation	599,624
Acquired [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans individually evaluated for impairment with specific allocation	$ 220,243	$ 47,635